PARENT COMPANY - Statement of Comprehensive Income / (Loss) of Constellium SE (parent company only) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of condensed financial information of parent company [line items]
Revenue	€ 5,907	€ 5,686	€ 5,237
Gross profit	602	538	555
Selling and administrative expenses	(276)	(247)	(247)
Employee benefit expenses	(1,038)	(927)	(907)
Income from operations	255	404	338
Finance costs - net	(175)	(149)	(260)
Income before income tax	82	222	49
Income tax expense	(18)	(32)	(80)
Net income / (loss)	64	190	(31)
Other comprehensive (loss) / income	(49)	7	15
Total comprehensive income / (loss)	15	197	(16)
Parent
Disclosure of condensed financial information of parent company [line items]
Revenue	3	3	1
Gross profit	3	3	1
Selling and administrative expenses	(19)	(15)	(5)
Employee benefit expenses	(3)	(3)	(1)
Loss from recurring operations	(19)	(15)	(5)
Other income	0	0	0
Other expense	(3)	(3)	0
Income from operations	(22)	(18)	(5)
Finance costs - net	41	80	(65)
Income before income tax	19	62	(70)
Income tax expense	18	25	0
Net income / (loss)	37	87	(70)
Other comprehensive (loss) / income	0	0	0
Total comprehensive income / (loss)	€ 37	€ 87	€ (70)